Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 7 - SUBSEQUENT EVENTS None

NOTE 15 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued. In the opinion of management, there were no subsequent events that would require disclosure or adjustments to the accompanying financial statements through the date the financial statements were issued other than the following:

On December 28, 2023, the Company’s stockholders approved the adoption of the Company’s Amended and Restated Certificate of Incorporation (the “Restated Charter”) and an amendment to the Restated Charter to increase the number of authorized shares of the Company’s common stock, par value $0.0001 per share from 500,000,000 to 3,254,475,740 and to make a corresponding change to the number of authorized shares of capital stock. On January 4, 2024, the Company filed the Restated Charter, with the provisions of the Authorized Share Increase Amendment incorporated therein, with the Secretary of State of Delaware.

During the first quarter of 2024, the Company submitted a request to the Israeli Income Tax Authority, for the approval of a plan for the issuance of employee stock options via a trustee as defined in section 102 of the Income Tax Ordinance. The Company chose a capital taxation route that would apply to the Company’s employees and undertook to deduct the full tax applicable to employees before shares are issued to an employee.

On February 1, 2024, we entered into a consulting agreement with a director, pursuant to which, in consideration for certain services provided as a board member, the director would receive a cash fee of $5,000 each month. The consulting agreement is terminable by either party upon 30 days written notice to the other party, and it will terminate automatically once the director has received fees in the aggregate amount of $55,000.

On February 1, 2024, the Company amended an agreement with an additional director, which increased the monthly cash fee in respect of the services provided to $2,500, plus applicable VAT.